Commitments and Contingencies (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) LegalMatter	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Approximate number of federal district court actions alleged for patent infringement | LegalMatter	25
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Guarantee obligations, year term (in years)	30 years
Letters of credit	$ 632
Purchase commitments	18,800
Purchase commitments due in 2019	8,400
Purchase commitments due in 2020 through 2021	7,500
Purchase commitments due in 2022 through 2023	1,400
Purchase commitments due thereafter	1,500
Purchases against commitments	$ 10,900	$ 9,000	$ 8,200
Payment Guarantee
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Guarantee obligations, year term (in years)	12 years